Nature of Operations - Disclosure of Detailed Information about Company's Principal Properties and Material Subsidiaries (Details)			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2021
Western Mesquite Mines, Inc.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Castle Mountain Venture
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Desarrollos Mineros San Luis S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Minera Mercedes Minerales, S. de. R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Mineração Aurizona S.A.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Fazenda Brasileiro Desenvolvimento Mineral Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Mineração Riacho Dos Machados Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Santa Luz Desenvolvimento Mineral Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary			100.00%
Greenstone Gold Mines LP
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%